Additional financial information - Other Current Liabilities (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finance lease liabilities	$ 105	$ 65	$ 51
Income tax payable	49	196	119
Employee-related liabilities other than pension	188	204
Short-term provisions	75	57	44
Contract liabilities	37	67	48
Asset retirement obligations	34	27	39
Pension liabilities	23	23	44
Accrued purchases of property, plant and equipment	47	72	81
Self-insurance reserves	30	27
Accrued interest	92	13
Other	142	142
Total Other current liabilities	$ 822	$ 893	$ 831